Earnings Per Share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

8. earnings per share

Basic earnings per share represents the net income attributable to the ordinary shareholders divided by the weighted average number of common shares outstanding during the periods.

Diluted earnings per share represents the net income attributable to the ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The company has 462,500 unvested earnout shares outstanding as at and for the period ended June 30, 2024. These earnout shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to common shareholders.

Unvested restricted shares awards have been included in the diluted weighted-average common shares outstanding using the treasury stock method.

The outstanding warrants have not been factored in diluted earnings per share computation for the six months ended June 30, 2023, as the average market price of ordinary shares at the end of the period does not exceed the exercise price of the warrants. In 2023, the Company repurchased all the outstanding warrants.

The following table reflects the income and share data used in the basic and diluted earnings per share calculations:

	For the six months ended June 30,
	2024	2023

Net Income (USD ’000)	70,661	74,363
Less: net income attributable to the Earnout Shares (USD ’000)	(1,050)	(4,758)
Less: dividends attributable to the common shares under share-based compensation plan (USD ’000)	(540)	(15)
Net income available to common shareholders (USD ’000)	69,071	69,590
Weighted average number of shares – basic	44,179,627	43,513,654
Common shares under share-based compensation plan	278,861	242,177
Weighted average number of shares – diluted	44,458,488	43,755,831
Basic earnings per share (USD)	1.56	1.60
Diluted earnings per share (USD)	1.55	1.59